Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2023	2022
Accounts receivable	$16,952,637	$13,215,228
Allowance for credit loss	(8,016,322)	(8,047,527)
Accounts receivable, net	$8,936,315	$5,167,701

The movement of allowance of credit loss is as follows:

	As of December 31,
	2023	2022	2021
Balance at beginning of the year	$8,047,527	$5,744,387	$1,808,889
Current year addition	196,717	2,887,754	3,890,827
Write-off	-	-	(43,401)
Reversed	(74,564)	-	-
Foreign currency translation adjustments	(153,358)	(584,614)	88,072
Balance at end of the year	$8,016,322	$8,047,527	$5,744,387

Doubtful accounts provision was $196,717, $2,887,754 and $3,847,426 recorded for the years ended December 31, 2023, 2022 and 2021, respectively.